DWS Growth & Income Fund
DWS Large Company Growth Fund
DWS Mid Cap Growth Fund
DWS Small Cap Growth Fund

Supplement to the currently effective Statements of Additional Information

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Effective November 17, 2006, Class R shares of each of the above-noted funds converted into Class A shares of the applicable fund, and are no longer available for investment.













               Please Retain this Supplement for Future Reference


November 22, 2006